Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,412,163)	$ (11,054,230)	$ (3,771,379)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	29,174	22,814	17,087
Loss on disposal of property and equipment	312
Stock based compensation	1,233,263	75,357	14,815
Interest expenses with respect to funding from related party			112,373
Change in fair value of convertible loan			504,976
Changes in fair value of derivative liabilities	(1,918,203)	5,688,891	277,600
Issuance expenses attributable to derivative warrant liabilities			247,129
Inventory write-down	194,344	114,617	33,360
Finance expenses	34,371	689	583
Loss (gain) from exchange differences on cash and equivalents	(12,238)	31,579
Changes in operating assets and liabilities:
Trade receivables, net	(70,930)	(92,188)	161,689
Other current assets	138,909	229,641	(472,020)
Prepaid expenses	21,180	(33,333)
Inventories	(4,631)	(244,343)	6,995
Operating lease right-of-use asset	179,323	135,266	48,766
Trade payables	(67,756)	127,565	9,422
Operating lease liabilities	(181,624)	(134,681)	(45,911)
Other current liabilities	32,617	243,134	(83,785)
Net cash used in operating activities	(5,804,052)	(4,889,222)	(2,938,300)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted deposit	(12,720)	(68,001)
Purchase of property and equipment	(27,804)	(80,738)	(25,757)
Investment in short term deposits	(2,000,000)
Net cash used in investing activities	(2,040,524)	(148,739)	(25,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of series A warrants (Note 10b)	1,258,793	1,820,001
Issuance of ordinary shares in initial public offering, net of issuance costs (Note 10c)			6,695,957
Issuance of ordinary shares, pre-funded warrants and warrants in private placement, net of issuance costs (Note 10f and 10g)	4,553,992		4,106,699
Receipt of loan from related party			245,000
Repayment of loan from related party			(745,000)
Net cash provided by financing activities	5,812,785	1,820,001	10,302,656
Effect of exchange rate changes on cash, cash equivalents	12,238	(31,579)
Net increase (decrease) in cash and cash equivalents	(2,019,553)	(3,249,539)	7,338,599
Cash and cash equivalents at beginning of the year	4,178,866	7,428,405	89,806
Cash and cash equivalents at the end of the year	2,159,313	4,178,866	7,428,405
Supplementary disclosure on cash flows:
Cash paid for interest			40,000
Cash received from interest	246,301	243,618	53,804
Supplemental disclosure of non-cash investment and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities	34,457	545,929
Benefit to the Company by an equity holder with respect to funding transactions			12,167
Conversion of convertible notes into ordinary shares			2,019,904
Stock based compensation included as issuance costs			475,201
Exercise of liability classified warrants into ordinary shares	$ 1,834,416	$ 2,742,173